RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Balances due to Golar and affiliates	[1]	$ (17,156)	$ (13,337)
Short-term loan due to Golar	[2]	0	(20,000)
Methane Princess lease security deposit movements	[3]	3,112	3,486
Long-term debt due to related parties	[4]	(100,000)	0
Total due from (to) related parties		$ (114,044)	$ (29,851)

[1]	Balances due to Golar and its affiliates - Receivables and payables with Golar primarily comprise of unpaid fees and expenses for management and administrative services and vessel management services performed by Golar and its affiliates. This also includes the remaining obligation to Golar in connection the agreement for the right to use Golar Eskimo for the six month period ended 30 June 2015. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business.
[2]	$20.0 million revolving credit facility - On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar. The facility was unsecured and interest-free. In March 2014, we drew down $20.0 million from the facility. This facility originally matured in April 2015 but was extended to June 30, 2015 and was repaid on June 24, 2015.
[3]	Dividends to China Petroleum Corporation - During the three and six months ended June 30, 2015 and June 30, 2014, Faraway Maritime Shipping Co., which is 60% owned by us and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $2.2 million and $5.0 million and $3.8 million and $7.4 million, respectively.
[4]	Long term Eskimo vendor loan - In January 2015, we acquired the Golar Eskimo from Golar for $390.0 million. We funded a portion of the purchase price with the proceeds of a $220.0 million vendor loan from Golar. The loan is non-amortizing with a final balloon payment due in December 2016, and bears interest at a rate equal to LIBOR plus a blended margin of 2.84%. See note 8.